EAS Trademark Capital Global Fund
EAS Trademark Capital Global Fund
Investment Objective:
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 21 ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EAS Trademark Capital Global Fund	EAS Trademark Capital Global Fund Class A	EAS Trademark Capital Global Fund Class C	EAS Trademark Capital Global Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses EAS Trademark Capital Global Fund		EAS Trademark Capital Global Fund Class A	EAS Trademark Capital Global Fund Class C	EAS Trademark Capital Global Fund Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.97%	1.62%	0.79%
Acquired Fund Fees and Expenses	[1]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		2.88%	4.28%	2.45%
Fee Waiver and Reimbursement	[2]	(0.27%)	(0.92%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.61%	3.36%	2.36%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31 , 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.95%, 2.70% and 1.70% for Class A, Class C and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example EAS Trademark Capital Global Fund (USD $)	1 Year	3 Years	5 Years	10 Years
EAS Trademark Capital Global Fund Class A	800	1,369	1,962	3,560
EAS Trademark Capital Global Fund Class C	339	1,215	2,104	4,383
EAS Trademark Capital Global Fund Class I	239	755	1,297	2,779

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was ~~350% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's ~~Investment Adviser , Emerald Asset Advisors, LLC, delegates execution of the Fund's investment strategy to Trademark Capital Management, Inc. (the "Sub-Adviser").  The Sub-Adviser seeks to achieve the Fund's investment objective by investing primarily in equity securities and exchange-traded funds ("ETFs" or “Underlying Funds ”) across the globe.  ETFs may employ an inverse structure.  Inverse securities are designed to produce returns opposite to the securities index to which they are linked.  In addition the Fund may invest in derivative securities (options and futures) for hedging purposes in an effort to manage volatility and risk.~~

~~The Fund will invest without restriction as to capitalization, sector, country or currency.  Under normal market conditions, the Fund invests at least 40% of its assets in non-U.S. companies in at least three foreign countries, through both equity securities and ETFs.  The Fund defines a non-U.S. company as one that is domiciled, has its principal place of business, derives at least 50% of its revenue or profits, or has at least 50% of its assets outside the U.S.~~

~~In allocating the Fund’s assets, the Sub-Adviser uses a proprietary, quantitative driven asset allocation model to determine global~~

 ~~“market risk” based on a combination of factors selected by the Sub-Adviser.   Examples of quantitative measures examined by the Sub-Adviser include:~~

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~~Market breadth~~

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~~Long-term and intermediate-term price measures~~

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~~Relative strength among assets classes~~

~~Based on its allocation model, the Sub-Adviser seeks to evaluate the risk levels for different markets.  For example, the Sub-Adviser will use the model to make a quantitative determination of the probability that different markets will have increased volatility.  The Sub-Adviser then seeks to participate in markets with appropriate risk scores, and seeks to avoid or divest investments in markets with high risk scores.  The Sub-Adviser may use futures and options to hedge securities positions when it believes market conditions are unfavorable.~~

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear indirectly through investments in Underlying Funds as well as directly through investments in other securities.

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Derivatives Risk: Investments in futures and options are considered "derivative" investments.   Because of their inherent leverage, a small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund does not correlate with the Fund’s portfolio securities being hedged.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Management Risk:  The Adviser's dependence on its strategies and reliance on the Sub-Adviser about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Underlying Funds Risk:   ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest entirely in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund. •

Inverse Correlation Risk:  ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite from traditional mutual funds.  Successful use of inverse funds requires correctly predicting short term market movements.  If the Fund invests in an inverse fund and markets rise, the Fund could lose money.

Performance Information:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class A, Class C and Class I shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-EAS-0757.

Performance Bar Chart For Class I Shares Calendar Year Ended December 31

Best Quarter:	12/31/11	2.59%
Worst Quarter:	9/30/11	(12.79)%
The total return for Class I shares from January 1, 2012 to June 30 , 2012 was (4.63) %
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns EAS Trademark Capital Global Fund	1 Year	Since Inception of the Fund	Inception Date
EAS Trademark Capital Global Fund Class I	(10.03%)	(3.41%)	Aug. 31, 2010
EAS Trademark Capital Global Fund Class I After Taxes on Distributions	(10.03%)	(3.50%)
EAS Trademark Capital Global Fund Class I After Taxes on Distributions and Sale of Fund Shares	(6.52%)	(2.94%)
EAS Trademark Capital Global Fund Class A	(15.18%)	(7.52%)	Aug. 31, 2010
EAS Trademark Capital Global Fund Class C	(10.65%)	(3.91%)	Aug. 31, 2010
MSCI World Index	(5.54%)	9.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Class A returns before taxes include maximum possible sale load.  After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

The MSCI World Index is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.  The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Index returns assume reinvestment of dividends and interest. Unlike the Fund’s returns, however, index returns do not reflect any fees or expenses. An investor cannot invest directly in an index.